HELLENIC REPUBLIC BANK SUPPORT PLAN (Tables)	12 Months Ended
Dec. 31, 2014
Hellenic Republic Bank Support Plan Tables [Abstract]
Hellenic Republic Bank Support Plan Tables [Text Block]

Pillar II - Government guaranteed borrowings facility
Under the government-guaranteed borrowings facility, we participated in the second pillar of Greek Law 3723/2008 as follows:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Variable Rate Notes	May 2, 2013	May 3, 2016	4,500	Three-month Euribor plus 1,200 bps	Quarterly
Variable Rate Notes	June 26, 2013	June 26, 2015	4,266	Three-month Euribor plus 800 bps	Quarterly
Total			8,766

Subsequent to 2014, under the same Pillar the Bank issued the following notes:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Variable Rate Notes	January 7, 2015	April 7, 2015	4,100	Three-month Euribor plus 600 bps	Quarterly
Variable Rate Notes	January 23, 2015	May 23, 2015	1,900	One-month Euribor plus 600 bps	Monthly
Variable Rate Notes	April 15, 2015	October 15, 2015	4,100	Six-month Euribor plus 800 bps	Semi-annually
Total as of April 30, 2015			6,000